CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 29,810	$ 28,658	$ 2,386
Adjustments to reconcile net income to net cash provided by operating activities:
Loss (gain) on disposal of plant, machinery and equipment	(44)	(479)	125
Gain from disposal of other asset	(903)
Impairment of goodwill	606
Amortization of acquired intangible assets	486	616	377
Amortization of land use rights	134
Inventory provision	10,504	2,186	409
Warranty provision	(246)	341	365
Bad debts expense	10,256	8,204	2,081
Depreciation of plant, machinery and equipment	3,160	2,769	4,213
Change in fair value of put option	150	123	84
Share-based compensation	2,172	1	20
Change in fair value of derivatives associated with convertible notes		(1,280)	5,270
Amortization of convertible notes interest		1
Loss on issuance of convertible notes			3,176
Changes in operating assets and liabilities:
Accounts receivable	10,757	(3,356)	2,385
Notes receivable			85
Inventories	(158)	5,104	14,417
Prepaid expenses and other current assets	(2,750)	8,927	(2,498)
Deferred tax assets	(47)	(163)	132
Payments for land use rights	(10,889)
Deferred tax liability	(34)	(30)
Accounts payable	534	(2,915)	1,140
Accrued expenses and other current liabilities	8,547	743	(406)
Advance from customers	739	2,730	(540)
Deferred revenue	(84)	(464)	(993)
Income tax payable	(1,486)	2,013	1,013
Net cash provided by operating activities	61,214	53,729	33,241
Investing activities:
Purchase of plant, machinery and equipment	(25,965)	(3,888)	(865)
Proceeds from sale of plant, machinery and equipment	45	57	47
Purchase of intangible assets		(334)	(490)
Cash acquired from business acquisition of Citylead, net of cash consideration paid of $500		10,683
Deposit received for disposal of other asset		2,773
Decrease in restricted cash			162
Net cash (used in) provided by investing activities	(25,920)	9,291	(1,146)
Financing activities:
Capital contribution by noncontrolling shareholders	6,403		9,838
Proceeds from issuance of convertible notes, net of issuance cost paid of $250			9,750
Proceeds from long-term borrowing		290
Repurchase of ordinary shares			(199)
Net cash provided by financing activities	6,403	290	19,389
Effect of exchange rate changes on cash and cash equivalents	10,404	4,682	134
Net increase in cash and cash equivalents	52,101	67,992	51,618
Cash and cash equivalents at the beginning of the year	198,536	130,544	78,926
Cash and cash equivalents at the end of the year	250,637	198,536	130,544
Cash paid during the year for:
Interest expenses		26	25
Income taxes	11,024	7,860	2,499
Non-cash investing and financing activities:
Share consideration issued in connection with the acquisition of Citylead (Note 3)		12,835
Conversion of the convertible notes (Note 15)		16,750
Capital contribution receivable from a noncontrolling shareholder (Note 6)	5,027
Receivable for disposal of other asset (Note 11)	$ 1,193